Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2019
Subsequent Events [Text Block]

9. SUBSEQUENT EVENTS

On April 17, 2019 and May 21, 2019, the Company issued two promissory notes to two related parties for $55,000 and $14,559, respectively, for the sole purpose of paying the Company’s expenses. The notes are non-interest bearing, unsecured and payable upon the consummation of the initial Business Combination. If the Company is unable to complete a Business Combination, the notes will be forgiven.

On May 22, 2019 and May 23, 2019, the Company entered into separate Subscription Agreements with new health care focused institutional investors as well as certain existing investors in DermTech, pursuant to which the Subscribers agreed to purchase an aggregate of 6,153,847 PIPE Shares for a purchase price of $3.25 per share, in a private placement in which the Company will raise an aggregate of approximately $20,000,000, less certain offering related expenses payable by the Company. The PIPE Shares are identical to the shares of common stock that will be held by the Company’s public stockholders at the time of the closing of the Merger. The closing of the sale of PIPE Shares will be contingent upon, among other things, the substantially concurrent consummation of the Merger. On May 29, 2019, the Company entered into the Merger Agreement with DermTech and Merger Sub, pursuant to which Merger Sub will merge with and into DermTech, with DermTech surviving the Merger as a wholly owned subsidiary of the Company. The consummation of the Merger is subject to customary and other conditions, including the approval of the Company’s shareholders. The Company expects to complete the Merger in the third quarter of 2019, but there can be no assurance that the Merger will be consummated prior to that date or at all. Additional information regarding the Merger and the transactions related thereto will be included in the Proxy Statement/Prospectus/Information Statement on Form S-4 that the Company intends to file with the SEC in connection with the special meeting of shareholders to approve the Merger.